Income Taxes - Additional Information (Details) $ in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Income Taxes [Line Items]
Statutory income tax rate		25.00%	25.00%	25.00%	25.00%	25.00%
Term of operating loss carry forward		5 years	5 years	5 years
Withholding income tax rate	10.00%
Accumulated undistributed earnings of Group's PRC subsidiaries		¥ 5,100,000,000			¥ 5,100,000,000
Withholding tax rate on dividends distributed by a FIE		10.00%	10.00%	10.00%
Reduced withholding tax rate, if the foreign investor owns directly at least 25% of the shares of the FIE		5.00%	5.00%	5.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate		25.00%	25.00%	25.00%
Undistributed earning		¥ 6,436,946,000			5,604,954,000		$ 906,625
Deferred tax liability		280,082,000			249,768,000		39,449
Uncertain tax positions		0			0	¥ 0
Board of Directors Chairman
Income Taxes [Line Items]
Undistributed earning		¥ 1,018,000,000.0					143,400
Earliest Tax Year
Income Taxes [Line Items]
Operating loss carry forwards expiration year		2024	2024	2024
Latest Tax Year
Income Taxes [Line Items]
Operating loss carry forwards expiration year		2028	2028	2028
Inland Revenue, Hong Kong
Income Taxes [Line Items]
Statutory income tax rate		16.50%	16.50%	16.50%
State Administration of Taxation, People's Republic of China
Income Taxes [Line Items]
Statutory income tax rate		25.00%	25.00%	25.00%
CHINA | Board of Directors Chairman
Income Taxes [Line Items]
Undistributed earning		¥ 509,000,000.0					$ 71,700
Distribute cash dividends		509,000,000.0	$ 71,700
Deferred tax liability		¥ 15,300,000
Hong Kong
Income Taxes [Line Items]
Assessable profits threshold for preferential income tax rate | $				$ 2
Tax rate		8.25%	8.25%	8.25%
Statutory income tax rate		16.50%	16.50%	16.50%
Hong Kong | Board of Directors Chairman
Income Taxes [Line Items]
Distribute cash dividends		¥ 305,200,000
Peoples Republic of China and Hong Kong
Income Taxes [Line Items]
Tax rate		15.00%	15.00%	15.00%
Operating loss carry forward		¥ 2,304,028,000
Variable Interest Entity, Primary Beneficiary | CHINA
Income Taxes [Line Items]
Undistributed earning		¥ 3,400,000,000			¥ 3,100,000,000